Leases - Maturity Analysis of Finance and Operating Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Finance Leases, After Adoption of 842:
2020	$ 10
2021	10
2022	0
2023	0
2024	0
Thereafter	0
Total lease payments	20
Less imputed interest	(2)
Finance, present value of lease liabilities	18
Less current maturities	(9)
Present value of lease liabilities, less current maturities	9
Operating Leases, After Adoption of 842:
2020	10
2021	5
2022	4
2023	2
2024	2
Thereafter	5
Total lease payments	28
Less imputed interest	(3)
Operating, present value of lease liabilities	25
Less current maturities	(9)
Present value of lease liabilities, less current maturities	$ 16
Capital Leases, Before Adoption of 842:
2019		$ 10
2020		10
2021		10
Total minimum lease payments		30
Operating Leases, After Adoption of 842:
2019		3
2020		1
2021		0
Total minimum lease payments		$ 4